Income Tax - Summary of Tax Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Income Taxes Paid	$ 1,923	$ 1,850	$ 1,503
Domestic
Operating Loss Carryforwards [Line Items]
Income Taxes Paid	1,894	1,879	1,311
Foreign
Operating Loss Carryforwards [Line Items]
Income Taxes Paid	$ 29	$ 29	$ 192